Company financial information - Comprehensive income (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($) [1]
Statement of comprehensive income
Net finance expense | $		$ (485)		$ (649)		$ (594)
Profit/(loss) before tax | $		(50)		23		(19)
Income tax | $		$ 44		$ (40)		$ 55
Ardagh Group S.A.
Statement of comprehensive income
Dividend income	€ 110		€ 150		€ 267
Other external charges	(1)		(1)
Net finance expense	(1)		(1)		(64)
Finance income					112
Profit before exceptional items	108		148		315
Exceptional finance costs					(47)
Profit/(loss) before tax	108		148		268
Profit and total comprehensive income for the year	€ 108		€ 148		€ 268

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.